Collection Period Ended 30-Apr-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
22,095,730.30 0.517595
0.00 1.000000
22,095,730.30
Interest & Principal
Payment
0.00
0.00
22,382,184.08
120,945.67
$22,503,129.75
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report

30-Apr-2012
Determination Date 11-May-2012
Dates
Collection Period No. 24
Record Date 14-May-2012
Distribution Date 15-May-2012
Collection Period (from... to) 1-Apr-2012
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Apr-2012 15-May-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 16-Apr-2012 15-May-2012 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 242,073,616.55 219,977,886.25 51.989954
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
0.000000
Total Note Balance
992,820,000.00
309,893,616.55
287,797,886.25
358,377,774.29
Yield Supplement Overcollateralization Amount 54,176,014.97 16,839,489.82 15,788,344.29
Adjusted Pool Balance 1,095,830,874.91 364,685,160.30 342,589,430.00
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
381,524,650.12
$1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 54,791,543.75 15.99%
Current Overcollateralization Amount 54,791,543.75 15.99%
0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment
1.783333
Class A-3 Notes 1.420000% 286,453.78 0.674009
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000
Total
$407,399.45
52.663963
Class A-4 Notes 2.140000% 120,945.67 1.783333
317,937.21
Interest Collections 1,272,726.56 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 22,955,200.32 (1) Total Servicing Fee
Recoveries 233,401.52 (3) Interest Distributable Amount Class A Notes 407,399.45
Net Liquidation Proceeds 373.52 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
0.00
Investment Earnings 119.30 (6) Regular Principal Distributable Amount 22,095,730.30
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
0.00
Available Funds
24,461,821.22
(9) Excess Collections to Certificateholders 1,640,754.26
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00 thereof on Class A-2 Notes 0.00 0.00 0.00
407,399.45 407,399.45 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 286,453.78 286,453.78 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
0.00 0.00
Interest Distributable Amount Class A Notes 407,399.45 407,399.45 0.00
Aggregate Principal Distributable Amount 22,095,730.30 22,095,730.30 0.00
Due Paid Shortfall
Total Servicing Fee 317,937.21
0.00
Total Distribution
24,461,821.22
Distribution Detail
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount
Available Collections
24,461,821.22 (7) Additional Servicing Fee and Transition Costs
thereof on Class A-1 Notes 0.00 0.00 0.00
317,937.21 0.00
Total Trustee Fee
Monthly Interest Distributable Amount
0.00 0.00
Regular Principal Distributable Amount 22,095,730.30 22,095,730.30 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Priority Principal Distributable Amount 0.00
0.00
2,739,577.19
Reserve Fund and Investment Earnings
Reserve Fund
Notice to Investors
Investment Earnings
Reserve Fund Deficiency 0.00
minus Net Investment Earnings
2,739,577.19 Reserve Fund Amount - Ending Balance
plus Net Investment Earnings for the Collection Period
13.62
13.62
minus Reserve Fund Draw Amount 0.00
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
Net Investment Earnings on the Reserve Fund 13.62
Investment Earnings for the Collection Period 119.30
Net Investment Earnings on the Collection Account 105.68
0.00
381,524,650.12
22,806
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
3.97%
Pool Balance end of Collection Period 358,377,774.29
191,675.51 Principal Gross Losses
Principal Collections 14,583,280.09
Principal Purchase Amounts
Principal Collections attributable to Full Pay-offs 8,371,920.23
Amount Number of Receivables Current
Weighted Average Seasoning (months) 11.89 35.19
Delinquency Profile *
729,318.42 35 0.20% 61-90 Days Delinquent
355,041,750.58 21,889
Total 358,377,774.29 22,049 100.00%
91-120 Days Delinquent 199,690.38 8 0.06%
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.367%
Principal Gross Losses 191,675.51
Losses
Current
Cumulative Principal Net Losses 4,223,019.60
Principal Net Losses -38,898.71
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Pool Statistics
Pool Data
Amount Number of Receivables
22,049
31.16%
Current
Weighted Average Number of Remaining Payments 50.23 29.53
Pool Factor
As of Cutoff Date
Weighted Average APR 4.06%
Principal Net Liquidation Proceeds 285.87
Principal Recoveries 230,288.35
Percentage
99.07%
31-60 Days Delinquent 2,407,014.91 117 0.67%